Equity-Based Compensation - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation	$ 2.0	$ 0.4	$ 4.2	$ 1.3	$ 0.7	$ 1.8
Unrecognized compensation costs	18.7		$ 18.7			$ 7.6
Weighted average expected recognition period for unrecognized compensation costs			1 year 9 months 18 days			3 years 9 months 18 days
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation	1.4
Unrecognized compensation costs	$ 17.2		$ 17.2
Weighted average expected recognition period for unrecognized compensation costs			2 years 6 months